Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill

	IP R&D	Computer software	Patents	Total
	£'000s	£'000s	£'000s	£'000s
Cost
At January 1, 2016	1,469	25	482	1,976
Additions	—	5	110	115
Disposals	—	(24)	—	(24)
At December 31, 2016	1,469	6	592	2,067
Accumulated amortization
At January 1, 2016	—	24	138	162
Charge for year	—	1	51	52
Disposals	—	(24)	—	(24)
At December 31, 2016	—	1	189	190
Net book value
At December 31, 2016	1,469	5	403	1,877

	IP R&D	Computer software	Patents	Total
	£'000s	£'000s	£'000s	£'000s
Cost
At January 1, 2017	1,469	6	592	2,067
Additions	—	5	203	208
Disposals	—	—	(68)	(68)
At December 31, 2017	1,469	11	727	2,207
Accumulated amortization
At January 1, 2017	—	1	189	190
Charge for year	—	5	111	116
Disposals	—	—	(68)	(68)
At December 31, 2017	—	6	232	238
Net book value
At December 31, 2017	1,469	5	495	1,969